Submission	Jan. 30, 2025
Submission [Line Items]
Central Index Key	0001035002
Registrant Name	VALERO ENERGY CORP/TX
Registration File Number	333-284608
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES